Equity	12 Months Ended
Dec. 31, 2017
Equity
24	EQUITY

a)	Capital

At December 31, 2016 and 2017, the authorized, subscribed and paid-in capital, according to the Company’s by-laws, and its amendments, comprises 660,053,790 common shares at S/1.00 par value each.

At December 31, 2016 a total of 264,809,545 shares were represented by ADS, equivalent to 52,961,909 ADS at a ratio of 5 shares per ADS; and a total of 259,302,745 shares were represented by ADS, equivalent to 51,860,549 ADSs at December 31, 2017.

As of December 31, 2017, the Company’s shareholding structure was as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage of interest
Up to 1.00	2,062	14.22
From 1.01 to 5.00	11	23.57
From 5.01 to 10.00	1	5.12
Over 10	2	57.09

	2,076	100.00

As of December 31, 2017, the year-end quoted price of the Company’s shares was S/1.87 per share, with a trading frequency of 100% (quoted price of S/4.7 per share and a trading frequency of 97.6% at December 31, 2016).

b)	Other reserves

This item comprises legal reserve exclusively. In accordance with Peruvian Company Law, the Company’s legal reserve is formed by the transfer of 10% of the annual net profits, up to a maximum of 20% of the paid-in capital. In the absence of profits or freely available reserves, this legal reserve can be applied to offset losses but it has to be replenished with the profits to be obtained in subsequent years. This reserve can also be capitalized but its subsequent replenishment is equally mandatory. At December 31, 2016 and 2017 the legal reserve balance reached the above-mentioned limit.

c)	Voluntary reserve

At December 31, 2016 and 2017 the balance of this reserve of S/29.97 million correspond to the excess legal reserve, which is above the limit established of 20% of paid-in capital.

d)	Share premium

This item comprises the excess of the total proceeds obtained for the issuance of common shares in 2013 in comparison with the nominal value of those for S/1,055,488.

Also, this balance shows the difference between the par value and transaction value of the non-controlling interest acquired.

e)	Retained earnings

Dividends to be distributed to shareholders other than domiciliated entities are subject to a 4.1% rate (based on 2014’s profits), 6.8% (based on 2015’s and 2016’s profits) and 5.00% (on profits for 2017 and onwards) of income tax payable by these shareholders; this tax rate should be withheld and settled by the Company. No dividends for fiscal years 2016 and 2017 were distributed (Note 34).